Quarterly Report
November 30, 2024
MFS®  Blended Research®
International Equity Fund
BRX-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Alcoholic Beverages – 1.2%
Ambev S.A.	2,208,600	$4,707,410
Kirin Holdings Co. Ltd.	331,200	4,624,715
		$9,332,125
Apparel Manufacturers – 0.3%
Compagnie Financiere Richemont S.A.	14,951	$2,083,225
Automotive – 2.6%
BYD Co. Ltd.	107,000	$3,487,187
Compagnie Generale des Etablissements Michelin	271,686	8,841,400
Kia Corp.	22,848	1,521,508
Mahindra & Mahindra Ltd.	73,203	2,569,669
Maruti Suzuki India Ltd.	27,263	3,573,128
		$19,992,892
Biotechnology – 0.4%
Hugel, Inc. (a)	15,101	$2,814,422
Brokerage & Asset Managers – 4.9%
Barclays PLC	3,627,556	$12,197,273
Brookfield Corp.	162,474	9,984,118
Euronext N.V.	60,793	6,800,443
iA Financial Corp., Inc.	29,550	2,824,467
IG Group Holdings PLC	208,161	2,540,458
Pinnacle Investment Management Group Ltd.	163,313	2,497,424
		$36,844,183
Business Services – 5.0%
CGI, Inc.	35,157	$3,979,346
Colliers International Group, Inc.	27,037	4,144,907
Infosys Ltd.	127,429	2,801,828
Pluxee N.V. (a)	193,660	4,167,665
Serco Group PLC	1,351,142	2,698,633
Sodexo	104,525	8,694,635
Tata Consultancy Services Ltd.	221,923	11,217,064
		$37,704,078
Chemicals – 0.7%
Nutrien Ltd.	122,273	$5,711,284
Computer Software – 1.7%
Check Point Software Technologies Ltd. (a)	40,494	$7,369,908
Constellation Software, Inc.	1,698	5,741,245
		$13,111,153
Computer Software - Systems – 4.0%
Hitachi Ltd.	249,400	$6,251,667
Hon Hai Precision Industry Co. Ltd.	1,232,000	7,414,832
Lenovo Group Ltd.	1,304,000	1,526,646
NEC Corp.	77,100	6,566,690
Samsung Electronics Co. Ltd.	226,807	8,811,827
		$30,571,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 3.5%
Anhui Conch Cement Co. Ltd.	595,000	$1,552,227
CEMEX S.A.B. de C.V.	2,695,820	1,474,768
Compagnie de Saint-Gobain S.A.	128,054	11,700,754
Heidelberg Materials AG	43,184	5,456,772
James Hardie Industries PLC, GDR (a)	34,509	1,265,493
Midea Group Co. Ltd., “A”	177,900	1,724,878
Techtronic Industries Co. Ltd.	212,500	2,993,035
		$26,167,927
Consumer Products – 1.6%
AmorePacific Corp.	23,818	$1,779,030
Kao Corp.	195,300	8,501,632
KOSE Corp.	43,500	1,950,581
		$12,231,243
Consumer Services – 0.5%
MakeMyTrip Ltd. (a)	15,617	$1,791,894
REA Group Ltd.	11,722	1,923,559
		$3,715,453
Containers – 0.7%
Brambles Ltd.	433,903	$5,386,980
Electrical Equipment – 2.4%
Mitsubishi Electric Corp.	623,200	$10,607,394
Schneider Electric SE	28,690	7,393,297
		$18,000,691
Electronics – 6.6%
ASML Holding N.V.	12,080	$8,417,156
Hoya Corp.	22,700	2,921,692
MediaTek, Inc.	67,000	2,588,585
NXP Semiconductors N.V.	16,201	3,716,023
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	149,553	27,616,457
Tokyo Electron Ltd.	29,700	4,626,484
		$49,886,397
Energy - Integrated – 5.3%
Cenovus Energy, Inc.	340,139	$5,388,196
Eni S.p.A.	608,693	8,635,871
Harbour Energy PLC	649,674	2,146,369
PetroChina Co. Ltd.	7,652,000	5,418,372
Petroleo Brasileiro S.A., ADR	387,001	5,526,374
Suncor Energy, Inc.	124,251	4,943,773
TotalEnergies SE	132,383	7,701,345
		$39,760,300
Engineering - Construction – 0.9%
Doosan Bobcat, Inc.	103,722	$2,884,781
Marie S.p.A.	471,452	3,614,802
		$6,499,583
Food & Beverages – 1.7%
AVI Ltd.	422,182	$2,572,185
Gruma S.A.B. de C.V.	169,004	2,862,947
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	684,900	2,706,250
Nestle S.A.	20,937	1,818,376
WH Group Ltd.	3,523,000	2,793,445
		$12,753,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 1.9%
Loblaw Cos. Ltd.	11,920	$1,546,880
Sugi Holdings Co. Ltd.	141,400	2,388,322
Tesco PLC	2,231,258	10,420,273
		$14,355,475
Gaming & Lodging – 1.5%
Aristocrat Leisure Ltd.	213,822	$9,450,954
Whitbread PLC	57,113	2,074,692
		$11,525,646
General Merchandise – 1.0%
Dollarama, Inc.	73,358	$7,640,989
Insurance – 3.7%
Beazley PLC	318,084	$3,148,162
China Pacific Insurance Co. Ltd.	2,102,800	6,607,225
DB Insurance Co. Ltd.	51,237	4,010,667
Ping An Insurance Co. of China Ltd., “H”	1,344,000	7,737,836
Samsung Fire & Marine Insurance Co. Ltd.	18,052	5,078,965
Sompo Holdings, Inc.	69,100	1,822,164
		$28,405,019
Internet – 0.3%
Scout24 AG	25,800	$2,322,216
Leisure & Toys – 3.5%
BANDAI NAMCO Holdings, Inc.	89,700	$1,894,226
NetEase, Inc., ADR	30,137	2,636,385
Sankyo Co. Ltd.	399,300	5,663,688
Tencent Holdings Ltd.	316,500	16,188,218
		$26,382,517
Machinery & Tools – 1.8%
Finning International, Inc.	156,564	$4,271,503
GEA Group AG	158,520	7,938,481
IHI Corp.	30,100	1,552,270
		$13,762,254
Major Banks – 11.3%
ABN AMRO Group N.V., GDR	442,254	$6,887,168
Banco Santander S.A.	979,759	4,536,862
BNP Paribas S.A.	131,383	7,875,372
Danske Bank A.S.	190,979	5,492,777
DBS Group Holdings Ltd.	401,780	12,735,815
Erste Group Bank AG	90,332	4,961,553
Mizuho Financial Group, Inc.	138,900	3,512,414
National Bank of Greece S.A	549,513	3,876,608
NatWest Group PLC	1,749,587	8,980,303
Royal Bank of Canada	23,511	2,958,039
Toronto-Dominion Bank	26,816	1,517,431
UBS Group AG	408,179	13,201,156
UniCredit S.p.A.	155,427	5,984,908
Woori Financial Group, Inc.	266,394	3,190,885
		$85,711,291
Medical & Health Technology & Services – 0.4%
Pro Medicus Ltd.	18,510	$3,041,804

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 1.4%
ConvaTec Group PLC	722,002	$2,168,141
Fisher & Paykel Healthcare Corp. Ltd.	214,471	4,837,208
Koninklijke Philips N.V. (a)	125,990	3,438,714
		$10,444,063
Metals & Mining – 3.3%
Fortescue Ltd.	212,072	$2,627,376
Glencore PLC	307,639	1,489,847
Mitsui & Co. Ltd.	74,300	1,557,102
Rio Tinto PLC	120,568	7,586,213
Toyota Tsusho Corp.	340,300	5,801,292
Vale S.A.	579,800	5,706,166
		$24,767,996
Network & Telecom – 0.4%
Nokia Oyj	645,042	$2,716,596
Other Banks & Diversified Financials – 2.7%
Banca Monte dei Paschi di Siena S.p.A.	392,312	$2,582,442
China Construction Bank Corp.	8,517,000	6,403,019
Credicorp Ltd.	24,106	4,470,940
Emirates NBD Bank PJSC	376,768	2,051,610
KB Financial Group, Inc.	70,746	4,878,510
Sberbank of Russia PJSC (a)(u)	715,224	0
		$20,386,521
Pharmaceuticals – 6.2%
AstraZeneca PLC	39,567	$5,351,853
Novo Nordisk A.S., “B”	17,737	1,905,903
Roche Holding AG	54,609	15,844,424
Sanofi	101,776	9,918,968
Santen Pharmaceutical Co. Ltd.	516,700	5,945,986
Sun Pharmaceutical Industries Ltd.	364,336	7,678,991
		$46,646,125
Printing & Publishing – 1.5%
Transcontinental, Inc., “A”	167,934	$2,044,977
Wolters Kluwer N.V.	57,712	9,647,047
		$11,692,024
Railroad & Shipping – 1.0%
Sankyu, Inc.	95,100	$3,288,843
West Japan Railway Co.	216,300	4,069,719
		$7,358,562
Real Estate – 1.8%
Emaar Properties PJSC	1,305,128	$3,393,496
Goodman Group, REIT	126,406	3,126,334
KDX Realty Investment Corp., REIT	3,567	3,511,221
Nomura Real Estate Holdings	140,100	3,480,967
		$13,512,018
Restaurants – 0.2%
Wetherspoons (J.D.) PLC	208,178	$1,703,506
Specialty Chemicals – 1.1%
Linde PLC	17,466	$8,051,651

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.0%
JD.com, Inc., “A”	114,450	$2,115,032
NEXT PLC	62,007	7,966,638
PDD Holdings, Inc., ADR (a)	25,725	2,484,006
Walmart de Mexico S.A.B. de C.V.	1,038,169	2,747,922
		$15,313,598
Telecommunications - Wireless – 2.3%
KDDI Corp.	381,100	$12,606,556
PT Telekom Indonesia	20,017,400	3,423,613
SoftBank Group Corp.	28,100	1,678,038
		$17,708,207
Telephone Services – 0.9%
Hellenic Telecommunications Organization S.A.	207,666	$3,283,406
Koninklijke KPN N.V.	850,802	3,305,381
		$6,588,787
Tobacco – 1.0%
British American Tobacco PLC	199,608	$7,602,079
Trucking – 0.3%
Cargojet, Inc.	24,357	$2,103,176
Utilities - Electric Power – 3.1%
CLP Holdings Ltd.	705,000	$5,916,223
E.ON SE	523,601	6,752,034
Electric Power Development Co.	112,900	1,890,721
Iberdrola S.A.	631,521	9,015,885
		$23,574,863
Total Common Stocks		$745,883,784
Preferred Stocks – 0.3%
Metals & Mining – 0.3%
Gerdau S.A.	605,836	$2,059,149
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	3,156	$0

Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.66% (v)	7,941,999	$7,942,793

Other Assets, Less Liabilities – 0.0%		321,276
Net Assets – 100.0%		$756,207,002
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,942,793 and $747,942,933, respectively.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$106,714,384	$—	$—	$106,714,384
United Kingdom	78,074,440	—	—	78,074,440
France	73,093,879	—	—	73,093,879
Canada	64,800,331	0	—	64,800,331
China	60,587,281	—	—	60,587,281
Taiwan	37,619,874	—	—	37,619,874
South Korea	34,970,595	—	—	34,970,595
Switzerland	32,947,181	—	—	32,947,181
Netherlands	31,695,466	—	—	31,695,466
Other Countries	227,439,502	—	0	227,439,502
Mutual Funds	7,942,793	—	—	7,942,793
Total	$755,885,726	$0	$0	$755,885,726
For further information regarding security characteristics, see the Portfolio of Investments.  At November 30, 2024, the fund held one level 3 security valued at $0, which was also held and valued at $0 at August 31, 2024.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,572,186	$47,922,827	$45,550,186	$(1,006)	$(1,028)	$7,942,793
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$93,587	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2024, are as follows:
Japan	14.1%
United Kingdom	10.3%
France	9.7%
Canada	8.6%
China	8.0%
Taiwan	5.0%
South Korea	4.6%
Switzerland	4.4%
Netherlands	4.2%
Other Countries	31.1%
(4) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by

Supplemental Information (unaudited) – continued
the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.